Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Goldman Sachs Fund of Funds Portfolios
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
(each, a “Fund” and, together, the “Funds”)
Supplement dated December 16, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2025, as supplemented to date

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved changes to each Fund’s name, principal investment strategy, and blended benchmark index name. These changes will become effective after the close of business on February 13, 2026 (the “Effective Date”). Each Fund’s current investment objective will remain the same.

The Goldman Sachs Balanced Strategy Portfolio’s name will change to the “Goldman Sachs Conservative Allocation Fund.”
The Goldman Sachs Growth and Income Strategy Portfolio’s name will change to the “Goldman Sachs Moderate Allocation Fund.”
The Goldman Sachs Growth Strategy Portfolio’s name will change to the “Goldman Sachs Growth Allocation Fund.”
Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Balanced Strategy Portfolio,” “Goldman Sachs Growth and Income Strategy Portfolio,” and “Goldman Sachs Growth Strategy Portfolio” are replaced with the “Goldman Sachs Conservative Allocation Fund,” “Goldman Sachs Moderate Allocation Fund,” and “Goldman Sachs Growth Allocation Fund,” respectively.

The following replaces in its entirety the “Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Balanced Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; (iii) currency forwards, and non-deliverable forwards; and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Conservative Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

The following replaces in its entirety the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Growth and Income Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards) and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Moderate Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

The following replaces in its entirety the “Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Growth Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 80% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 20% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards; and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Growth Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

Goldman Sachs Balanced Strategy Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Goldman Sachs Fund of Funds Portfolios
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Balanced Strategy Portfolio
(each, a “Fund” and, together, the “Funds”)
Supplement dated December 16, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2025, as supplemented to date

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved changes to each Fund’s name, principal investment strategy, and blended benchmark index name. These changes will become effective after the close of business on February 13, 2026 (the “Effective Date”). Each Fund’s current investment objective will remain the same.

The Goldman Sachs Balanced Strategy Portfolio’s name will change to the “Goldman Sachs Conservative Allocation Fund.”
Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Balanced Strategy Portfolio,” “Goldman Sachs Growth and Income Strategy Portfolio,” and “Goldman Sachs Growth Strategy Portfolio” are replaced with the “Goldman Sachs Conservative Allocation Fund,” “Goldman Sachs Moderate Allocation Fund,” and “Goldman Sachs Growth Allocation Fund,” respectively.

The following replaces in its entirety the “Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Balanced Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; (iii) currency forwards, and non-deliverable forwards; and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Conservative Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

Goldman Sachs Growth and Income Strategy Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Goldman Sachs Fund of Funds Portfolios
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Growth and Income Strategy Portfolio
(each, a “Fund” and, together, the “Funds”)
Supplement dated December 16, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2025, as supplemented to date

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved changes to each Fund’s name, principal investment strategy, and blended benchmark index name. These changes will become effective after the close of business on February 13, 2026 (the “Effective Date”). Each Fund’s current investment objective will remain the same.

The Goldman Sachs Growth and Income Strategy Portfolio’s name will change to the “Goldman Sachs Moderate Allocation Fund.”
Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Balanced Strategy Portfolio,” “Goldman Sachs Growth and Income Strategy Portfolio,” and “Goldman Sachs Growth Strategy Portfolio” are replaced with the “Goldman Sachs Conservative Allocation Fund,” “Goldman Sachs Moderate Allocation Fund,” and “Goldman Sachs Growth Allocation Fund,” respectively.

The following replaces in its entirety the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Growth and Income Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards) and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Moderate Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

Goldman Sachs Growth Strategy Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Goldman Sachs Fund of Funds Portfolios
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Growth Strategy Portfolio
(each, a “Fund” and, together, the “Funds”)
Supplement dated December 16, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2025, as supplemented to date

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved changes to each Fund’s name, principal investment strategy, and blended benchmark index name. These changes will become effective after the close of business on February 13, 2026 (the “Effective Date”). Each Fund’s current investment objective will remain the same.

The Goldman Sachs Growth Strategy Portfolio’s name will change to the “Goldman Sachs Growth Allocation Fund.”
Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Balanced Strategy Portfolio,” “Goldman Sachs Growth and Income Strategy Portfolio,” and “Goldman Sachs Growth Strategy Portfolio” are replaced with the “Goldman Sachs Conservative Allocation Fund,” “Goldman Sachs Moderate Allocation Fund,” and “Goldman Sachs Growth Allocation Fund,” respectively.

The following replaces in its entirety the “Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Growth Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 80% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 20% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards; and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Growth Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.